Segment reporting - Narrative (Details) € in Thousands	Jun. 30, 2026 EUR (€) segment	Dec. 31, 2025 EUR (€)
Disclosure of operating segments [abstract]
Number of reportable segments | segment	3
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets) | €	€ 1,653,571	€ 1,441,952
Netherlands
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets) | €	€ 4,027	€ 2,383